Segment Information - Pre-tax net Realized Capital Gains (Losses) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information: Net realized capital gains (losses), as adjusted
Net realized capital gains (losses)	[1]	$ (154.7)	$ 83.3	$ 112.1
Reconciling Items
Segment Information: Net realized capital gains (losses), as adjusted
Net realized capital gains (losses)		(154.7)	83.3	112.1
Derivative and hedging-related revenue adjustments		59.6	(6.7)	(86.9)
Market value adjustments to fee revenues		1.3	0.7	(0.6)
Certain variable annuity fees		73.3	75.9	80.5
Change in fair value of funds withheld embedded derivative and net realized capital losses on funds withheld assets		(244.2)
Net realized capital gains (losses), net of related revenue adjustments		(264.7)	153.2	105.1
Amortization of deferred acquisition costs and other actuarial balances		(0.1)	(0.1)	9.7
Capital (gains) losses distributed		2.5	0.5	(0.5)
Derivative and hedging-related expense adjustments		1.8
Market value adjustments of market risk benefits		(75.9)	(163.1)	(52.7)
Market value adjustments of embedded derivatives		1.7	(40.9)	(13.9)
Pre-tax net realized capital gains (losses), as adjusted		$ (334.7)	$ (50.4)	$ 47.7

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.